Stock Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended		12 Months Ended
	May 09, 2016	Feb. 15, 2016	May 31, 2016	Feb. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted for term, years						10 years
Date shares become exercisable						1 year
Shares transferred to employee term, years						3 years
Percentage of target number of performance shares to be earned					100.00%
Total stock compensation cost					$ 11.1	$ 8.2	$ 8.1
Weighted average period over which cost is expected to be recognized					1 year 4 months 24 days
Weighted average grant date fair value of stock options granted						$ 16.72	$ 17.35
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares transferred to employee term, years					3 years
Total compensation cost related to non-vested awards					$ 15.6
Aggregate intrinsic value					15.7
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period						3 years	3 years
Grant date fair value								$ 5.9	$ 4.5	$ 4.4
Total compensation cost related to non-vested awards					15.6
Aggregate intrinsic value					$ 21.3
Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum common shares that may be issued for awards					9,585,055
Number of common shares that have been issued for awards					6,386,050
Stock Incentive Plan | Non-Executive Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares that have been issued for awards					19,842
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price per share					$ 113.15
Aggregate intrinsic value for stock options outstanding					$ 10.6
Aggregate intrinsic value for stock options exercisable					$ 10.6
LTI Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period			3 years	3 years
LTI Program | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target number of performance shares to be earned			0.00%	0.00%
LTI Program | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target number of performance shares to be earned			200.00%	200.00%
LTI Program | Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target number of performance shares to be earned			50.00%	50.00%
LTI Program | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards granted			50.00%	50.00%
Grant date fair value	$ 0.2	$ 6.9
LTI Program | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards granted			50.00%	50.00%
Grant date fair value	$ 0.2	$ 7.0